Condensed Consolidated Statements of Profit or Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
REVENUES	$ 1,077	$ 394	$ 2,165	$ 821
COST OF REVENUES	570	239	1,121	416
GROSS PROFIT	507	155	1,044	405
OPERATING EXPENSES:
Research and development expenses	399	559	793	1,373
Selling and marketing expenses	919	739	1,781	1,637
General and administrative expenses	918	956	1,495	1,628
Impairment of goodwill			800
Contingent consideration measurement			430
TOTAL OPERATING EXPENSES	2,236	2,254	5,299	4,638
OPERATING LOSS	(1,729)	(2,099)	(4,255)	(4,233)
FINANCIAL EXPENSE	(3)	(44)	(55)	(221)
FINANCIAL INCOME	(556)	1,914	2,644	1,941
FINANCIAL INCOME (EXPENSE), net	(559)	1,870	2,589	1,720
LOSS BEFORE TAXES ON INCOME	(2,288)	(229)	(1,666)	(2,513)
TAXES ON INCOME	61	3	122	3
NET LOSS FOR THE PERIOD	$ (2,227)	$ (226)	$ (1,544)	$ (2,510)
BASIC LOSS PER SHARE (IN DOLLARS)	$ (0.01)	$ (0.04)	$ (0.01)	$ (0.48)
DILUTED LOSS PER SHARE (IN DOLLARS)	$ (0.01)	$ (0.12)	$ (0.02)	$ (0.48)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED TO COMPUTE (IN THOUSANDS):
BASIC LOSS PER SHARE	330,347	6,117	199,293	5,607
DILUTED LOSS PER SHARE	368,065	10,731	278,249	6,722